Income Taxes Income tax expense benefit reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 6	$ (50)	$ (25)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	113	(6)	(3)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(8)	(4)	(1)
Branch accounting effect	32	(17)	7
Payments for Repurchase of Common Stock for Employee Tax Withholding Obligations	2	3	3
Valuation Allowance, Amount	130	(76)	(33)
Income Tax Reconciliation, Other Adjustments	5	(1)	3
reserves for uncertain tax positions	(5)	17	(4)
Income Tax Expense (Benefit)	$ 15	$ 18	$ 13